UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 6th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1709
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2023

Date of reporting period:  June 30, 2023

Item 1. Reports to Stockholders.

(a)

HW Opportunities MP Fund Annual Report JUNE 30, 2023

HW OPPORTUNITIES MP FUND

Dear Shareholder:

The following investment review and shareholder report relates to the activities of the HW Opportunities MP Fund for the twelve months ended June 30, 2023.

Overview
In the twelve-month period ended June 30, 2023, the S&P 500® Index returned +19.6%. The catalyst for the market’s performance this year appears to be the decrease in rates of inflation. The U.S. Consumer Price Index has fallen from its 9.1% peak in mid-2022 to 4.0% and is expected to decline further. Lower inflation and lower interest rates are generally good for equities. This seems to have trumped concerns about an economic slowdown. Bloomberg publishes a Recession Probability Forecast, which surveys a group of economists on what they think the chances of a recession are in the next 12 months. The U.S. version of this index currently stands at 65%. However, equity markets fell in 2022 more than they have risen in 2023. Also, not all recessions/slowdowns are created equally. Balance sheets of consumers and companies are generally healthy, unlike 2007/2008. Fewer excesses in the financial system are likely to limit the severity of a recession if one occurs.

Our equity portfolios generally trade at considerable discounts to their respective benchmarks. Importantly, however, we do not blindly invest in companies/industries with the lowest price multiples. We invest in those that trade at the largest discounts to intrinsic value, and that intrinsic value is highly dependent on a company’s risk profile—lower risk companies have higher intrinsic values all else equal and should command higher fair value multiples.

HW Opportunities MP Fund
The Fund had a total return of 27.92% for the year ended June 30, 2023, compared to the Russell 3000® Value Index return of 11.22%.

Positive security selection in financials, communication services, and health care were the largest positive contributors to relative performance during the period. The overweight exposure to energy and industrials, along with the underweight exposure to health care also helped. Stock selection in information technology hurt relative performance. The largest positive contributors to relative performance in the period were General Electric, Rothschild & Co., Stagwell, Accor and First Republic Bank; the largest detractors were Ericsson, Redbubble, Popular, F5, and International Distributions Services.

Sincerely,

George Davis	David Green
Fund Manager	Fund Manager

HW OPPORTUNITIES MP FUND

Fund Information

FUND RISKS
Mutual fund investing involves risk; loss of principal is possible. The Fund is non-diversified and may invest in foreign securities, high yield securities (junk bonds), and derivatives. Value investing style may over time go in and out of favor and the Fund may be negatively impacted. Please read the Fund prospectus for a full list of Fund risks.

MARKET INDEXES
S&P 500® Index, a capital weighted, unmanaged index, represents the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.

Russell 3000® Value Index measures the performance of those Russell 3000® companies with lower price-to-book ratios and lower forecasted growth values.

US Consumer Price Index is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

DISCLOSURE
Past performance does not guarantee future results. Short term performance in particular is not a good indication of the Fund’s future performance and an investment should not be made based solely on returns.

The shareholder letter reflects opinions of the Fund manager as of June 30, 2023. It is subject to change and any forecasts made cannot be guaranteed. The Fund might not continue to hold any securities mentioned and has no obligation to disclose purchases or sales in these securities. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings for June 30, 2023.

Indexes do not incur expenses or sales loads and are not available for investment.

HW OPPORTUNITIES MP FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%) – As of June 30, 2023

	One Year	Since Inception(1)
HW Opportunities MP Fund	27.92%	15.08%
Russell 3000 Value Total Return(2)	11.22%	8.52%

(1)	December 30, 2020.
(2)	The Russell 3000 Value Total Return Index measures the performance of those Russell 3,000 companies with lower price-to-book ratios and lower forecasted growth values.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Investment return and principal value of the fund will fluctuate, and shares may be worth more or less than their original cost when redeemed. For performance current to most recent month end, please call 1-888-458-1963.  Gross expense ratio as of the current prospectus dated 10/31/22 is 1.36%.

HW OPPORTUNITIES MP FUND

Schedule of Investments
June 30, 2023

		Percent of
Geographic Breakdown (% of net assets)	Largest Equity Holdings	Net Assets
	Stagwell, Inc.	9.28%
	Telefonaktiebolaget LM Ericsson	6.96%
	U-Haul Holding Co.	6.84%
	ManpowerGroup, Inc.	6.07%
	Evercore, Inc.	5.10%
	Alphabet, Inc., Class A	4.59%
	NOV, Inc.	4.00%
	International Distributions Services plc	3.85%
	Popular, Inc.	3.80%
	Comcast Corp., Class A	3.80%

	Shares
	Held	Value
COMMON STOCKS – 96.18%

COMMUNICATION SERVICES – 20.28%

Interactive Media & Services – 4.59%
Alphabet, Inc., Class A (a)	17,680	$2,116,296

Media – 15.69%
Comcast Corp., Class A	42,100	1,749,255
News Corp., Class A	53,389	1,041,086
Paramount Global, Class B	10,100	160,691
Stagwell, Inc. (a)	593,080	4,276,106
		7,227,138
TOTAL COMMUNICATION SERVICES		9,343,434

CONSUMER DISCRETIONARY – 2.72%

Automobiles – 1.10%
General Motors Co.	13,110	505,522

Broadline Retail – 0.47%
Redbubble Ltd. (a)(b)	884,900	218,800

Hotels, Restaurants & Leisure – 1.15%
Accor SA (b)	14,200	528,403
TOTAL CONSUMER DISCRETIONARY		1,252,725

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Schedule of Investments – Continued
June 30, 2023

	Shares
	Held	Value
COMMON STOCKS – 96.18% (Continued)

CONSUMER STAPLES – 0.55%

Tobacco – 0.55%
Philip Morris International, Inc.	2,600	$253,812
TOTAL CONSUMER STAPLES		253,812

ENERGY – 14.31%

Energy Equipment & Services – 4.00%
NOV, Inc.	114,800	1,841,392

Oil, Gas & Consumable Fuels – 10.31%
APA Corp.	31,500	1,076,355
Berry Corp.	227,100	1,562,448
Kosmos Energy Ltd. (a)	219,100	1,312,409
Shell plc – ADR (b)	13,248	799,914
		4,751,126
TOTAL ENERGY		6,592,518

FINANCIALS – 17.60%

Banks – 7.05%
Citigroup, Inc.	12,200	561,688
Citizens Financial Group, Inc.	13,830	360,686
Popular, Inc. (b)	28,920	1,750,238
Wells Fargo & Co.	13,480	575,326
		3,247,938
Capital Markets – 5.81%
The Bank of New York Mellon Corp.	7,400	329,448
Evercore, Inc., Class A	19,000	2,348,210
		2,677,658
Consumer Finance – 3.08%
SLM Corp.	86,808	1,416,707

Financial Services – 0.39%
Euronet Worldwide, Inc. (a)	1,550	181,924

Insurance – 1.27%
Global Indemnity Group LLC, Class A	17,354	582,921
TOTAL FINANCIALS		8,107,148

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Schedule of Investments – Continued
June 30, 2023

	Shares
	Held	Value
COMMON STOCKS – 96.18% (Continued)

HEALTH CARE – 4.48%
Health Care Equipment & Supplies – 1.87%
Medtronic plc (b)	9,800	$863,380

Health Care Providers & Services – 2.61%
Elevance Health, Inc.	2,700	1,199,583
TOTAL HEALTH CARE		2,062,963

INDUSTRIALS – 22.73%
Aerospace & Defense – 2.37%
Babcock International Group plc (a)(b)	303,270	1,089,385

Air Freight & Logistics – 3.85%
International Distributions Services plc (b)	631,450	1,774,986

Ground Transportation – 6.84%
U-Haul Holding Co.	62,150	3,149,141

Professional Services – 9.67%
Hudson Global, Inc. (a)	2,250	50,063
Korn Ferry	32,500	1,610,050
ManpowerGroup, Inc.	35,200	2,794,880
		4,454,993
TOTAL INDUSTRIALS		10,468,505

INFORMATION TECHNOLOGY – 12.58%
Communications Equipment – 9.71%
F5, Inc. (a)	8,657	1,266,173
Telefonaktiebolaget LM Ericsson – ADR (b)	588,100	3,205,145
		4,471,318
Electronic Equipment, Instruments & Components – 2.03%
Arrow Electronics, Inc. (a)	6,550	938,157

Semiconductors & Semiconductor Equipment – 0.41%
Micron Technology, Inc.	3,000	189,330

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Schedule of Investments – Continued
June 30, 2023

	Shares
	Held	Value
COMMON STOCKS – 96.18% (Continued)
INFORMATION TECHNOLOGY – 12.58% (Continued)
Software – 0.43%
Microsoft Corp.	180	$61,297
Workday, Inc., Class A (a)	600	135,534
		196,831
TOTAL INFORMATION TECHNOLOGY		5,795,636

MATERIALS – 0.93%
Chemicals – 0.93%
Olin Corp.	8,300	426,537
TOTAL MATERIALS		426,537
Total Common Stocks (Cost $43,965,588)		44,303,278

PREFERRED STOCKS – 0.94%
FINANCIALS – 0.94%

Thrifts & Mortgage Finance – 0.94%
Federal Home Loan Mortgage Corp., Series Z (a)	187,700	431,710
8.375%, Perpetual
TOTAL FINANCIALS		431,710
Total Preferred Stocks (Cost $440,844)		431,710

		Notional
	Contracts (c)	Amount
PURCHASED OPTIONS – 1.85%

Purchased Put Options – 1.85%
Alteryx, Inc.
Expiration: January 2025, Exercise Price: $40.00	300	$1,362,000	256,500
S&P 500 Index
Expiration: December 2023, Exercise Price: $4,000.00	70	31,152,660	341,600
Tesla, Inc.
Expiration: June 2024, Exercise Price: $333.33	28	732,956	256,480
Total Purchased Options (Cost $1,212,360)			854,580
Total Long-Term Investments (Cost $45,618,792)			45,589,568

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Schedule of Investments – Continued
June 30, 2023

	Shares
	Held	Value
SHORT-TERM INVESTMENTS – 1.21%
MONEY MARKET FUND – 1.21%
First American Government Obligations Fund, Class X, 5.01% (d)	556,168	$556,168
Total Short-Term Investments (Cost $556,168)		556,168

Total Investments – 100.18% (Cost $46,174,960)		46,145,736
Liabilities in Excess of Other Assets – (0.18)%		(84,437)
Net Assets – 100.00%		$46,061,299

(a)	Non-income producing security.
(b)	Foreign security.
(c)	100 shares per contract.
(d)	The rate quoted is the annualized seven-day effective yield as of June 30, 2023.

ADR – American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Statement of Assets and Liabilities
June 30, 2023

ASSETS:
Long-term investments, at value (Cost $45,618,792 )	$45,589,568
Short-term investments (Cost $556,168 )	556,168
Dividends and interest receivable	47,605
Receivable from Adviser	33,530
Collateral for options	5,744
Prepaid expenses and other receivables	18,938
Total assets	$46,251,553

LIABILITIES:
Payable for investments purchased	119,961
Payable for fund administration and fund accounting fees	18,850
Payable for Fund shares sold	11,192
Payable for transfer agent fees and expenses	6,762
Payable for compliance fees	2,855
Payable for custodian fees	2,612
Accrued expenses and other liabilities	28,022
Total liabilities	190,254

NET ASSETS	$46,061,299

NET ASSETS CONSIST OF:
Paid-in capital	45,005,813
Total distributable earnings	1,055,486
Net Assets	$46,061,299

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets	$46,061,299
Shares issued and outstanding(1)	3,349,362
Net asset value, offering and redemption price per share	$13.75

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Statement of Operations
For the Year Ended June 30, 2023

INVESTMENT INCOME:
Dividend Income (net of foreign withholding taxes of $15,728)	$812,328
Interest Income	41,800
Total Income	854,128

EXPENSES:
Fund administration and fund accounting fees (See Note 3)	110,124
Transfer agent fees and expenses (See Note 3)	38,431
Legal fees	29,702
Federal and state registration fees	24,888
Audit fees	19,999
Compliance fees (See Note 3)	16,516
Custodian fees (See Note 3)	16,512
Trustees’ fees (See Note 3)	14,051
Reports to shareholders	4,140
Other expenses	13,213
Total expenses	287,576
Less: Expense reimbursement by Advisor (See Note 3)	(287,576)
Net expenses	—
NET INVESTMENT INCOME	854,128

REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	1,260,419
Foreign currency transactions	(25,853)
Net realized gain	1,234,566
Net change in unrealized appreciation on:
Investments	4,508,875
Foreign currency transactions	501
Net change in unrealized appreciation	4,509,376
Net realized and change in unrealized gain on investments	5,743,942
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,598,070

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
OPERATIONS:
Net investment income	$854,128	$328,611
Net realized gain (loss) on investments, futures contracts,
and foreign currency transactions	1,234,566	(336,323)
Change in unrealized appreciation (depreciation) on investments
and foreign currency translation	4,509,376	(4,616,129)
Net increase (decrease) in net assets resulting from operations	6,598,070	(4,623,841)

DISTRIBUTION TO SHAREHOLDERS
Total distributions to shareholders	(742,705)	(306,787)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting
from capital share transactions(1)	10,763,374	33,742,439

NET INCREASE IN NET ASSETS	16,618,739	28,811,811

NET ASSETS:
Beginning of year	29,442,560	630,749
End of year	$46,061,299	$29,442,560

(1)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:
	For the Year Ended June 30, 2023		For the Year Ended June 30, 2022

	Shares	Amount	Shares	Amount
Issued	2,346,014	$30,160,367	3,401,226	$43,205,417
Issued to holders in
reinvestment of dividends	—	—	652	8,567
Redeemed	(1,684,810)	(19,396,993)	(762,623)	(9,471,545)
Net increase in shares outstanding	661,204	$10,763,374	2,639,255	$33,742,439

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Financial Highlights

			For the period
	Year Ended	Year Ended	Inception through
	June 30, 2023	June 30, 2022	June 30, 2021(1)
PER SHARE DATA:
Net asset value, beginning of period	$10.95	$12.90	$10.00

INVESTMENT OPERATIONS:
Net investment income(2)	0.28	0.20	0.12
Net realized and unrealized
gain (loss) on investments	2.75	(1.96)	2.78
Total from investment operations	3.03	(1.76)	2.90

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.09)	—
Net realized gains	(0.10)	(0.10)	—
Total distributions	(0.23)	(0.19)	—
Net asset value, end of period	$13.75	$10.95	$12.90

TOTAL RETURN(3)	27.92%	-13.88%	29.00%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$46,061	$29,443	$631
Ratio of gross expenses to average net assets:
Before expense reimbursement(4)	0.74%	1.36%	45.41%
After expense reimbursement(4)	0.00%	0.00%	0.00%
Ratio of net investment income to average net assets	2.21%	1.59%	2.02%
Portfolio turnover rate(3)(5)	140%	96%	57%

(1)	Inception date of the Fund was December 30, 2020.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements
June 30, 2023
1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The HW Opportunities MP Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser, Hotchkis & Wiley Capital Management LLC (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing and operation services to the Fund. The primary investment objective of the Fund is to provide capital appreciation.

The Fund commenced operations on December 30, 2020. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services — Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

Shareholders should be aware that the Fund pays no fees under its management and advisory agreements to the Fund’s adviser. However, Fund shares are only offered to participants in separately managed account programs who pay fees to program sponsors for the costs and expenses of the programs, including fees for investment advice, custody and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to an investment strategy managed or advised by the Fund’s adviser, the adviser typically receives a fee from the program sponsor for providing such management or advisory services to the managed account, including with respect to assets that may be invested in the Fund. In certain cases, a program participant will pay a fee for investment advice directly to the adviser in its capacity as manager to the participant’s managed account.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.    Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements – Continued
June 30, 2023

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange- traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a futures contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. Option securities that are traded on a national securities exchange are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, the option does not trade, then the mean between the most recent quoted bid and asked prices will be used. These securities are categorized in Level 1 or Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements – Continued
June 30, 2023

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of June 30, 2023:

Investments at Fair Value(1)	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$40,691,704	$3,611,574	$—	$44,303,278
Preferred Stock	431,710	—	—	431,710
Purchased Options	341,600	512,980	—	854,580
Short-Term Investments	556,168	—	—	556,168
	$42,021,182	$4,124,554	$—	$46,145,736

(1)	Please refer to the Schedule of Investments to view securities segregated by sector and industry type.

During the year ended June 30, 2023, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

B.    Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year- end, resulting from changes in exchange rates.

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements – Continued
June 30, 2023

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

C.    Futures Contracts – The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index and fixed income futures contracts. The Fund may enter into futures contracts for hedging purposes, volatility management purposes, or otherwise to gain or reduce long or short exposure to one or more asset classes. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract). Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of futures contracts include adverse changes in the value of such instruments. Refer to Note 2 A. for a pricing description. Refer to Note 2 L. for further derivative disclosures, and Note 2 J. for further counterparty risk disclosure.

D.    Options on Securities on Securities Indexes – The Fund may purchase put options on securities or security indexes to protect holdings in an underlying or related security against a substantial decline in market value or for speculative purposes. The Fund may also purchase call options on securities and security indexes. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold.  The Fund may write a call or put option only if the option is “covered” by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. Refer to Note 2 A. for a pricing description. Refer to Note 2 L. for further derivative disclosures, and Note 2 J. for further counterparty risk disclosure.

E.    Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short- term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

F.    Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

G.    Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements – Continued
June 30, 2023

understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

H.    Allocation of Trust Expenses – Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

I.    Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

J.    Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Written and purchased options and futures contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options and futures against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

K.    Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

L.    Derivatives – The Fund may utilize derivative instruments such as options, swaps, futures, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the year ended June 30, 2023, the Fund’s average derivative volume is described below:

	Monthly Average	Monthly Average
	Quantity	Notional Value
Purchased Option Contracts	260	$3,586,499

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements – Continued
June 30, 2023
Statement of Assets & Liabilities

The effect of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2023.

		Fair Value
	Statement of Assets and Liabilities Location	Assets	Liabilities
Purchased Option Contracts
Equity	Investments, at value	$854,580	$ —
Total Fair Values of Derivative Instruments		$854,580	$ —

Statement of Operations

The effect of derivative instruments on the Statements of Operations for the year ended June 30, 2023:

	Net Realized Gain (Loss) on Derivatives

	Purchased Option
Derivatives	Contracts*	Total
Equity Contracts	$532,093	$532,093
Total	$532,093	$532,093

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives

	Purchased Option
Derivatives	Contracts**	Total
Equity Contracts	$(350,397)	$(350,397)
Total	$(350,397)	$(350,397)

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

M.    Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser does not charge a management fee for advisory services to the Fund. However, the Fund is an integral part of separately managed account programs, and the Adviser and its affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.

The Fund’s Adviser has contractually agreed in an Operating Expenses Limitation Agreement to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding any acquired fund fees and expenses, front-end or contingent deferred loads, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions,

 HW OPPORTUNITIES MP FUND

Notes to the Financial Statements – Continued
June 30, 2023

mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) do not exceed 0.00% of the Fund’s average daily net assets. All fees waived during the year were contractual and not subject to recoupment by the Advisor. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Adviser.

Fund Services acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended June 30, 2023, are disclosed in the Statement of Operations.

Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the year ended June 30, 2023, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. There were none for the current year. The Fund is subject to examination by taxing authorities for the tax period since the commencement of operations. As of June 30, 2023, the components of distributable earnings on a tax basis were:

Tax cost of investments*	$47,762,078
Gross unrealized appreciation	$3,001,242
Gross unrealized depreciation	(5,173,533)
Net unrealized depreciation	(2,172,291)
Undistributed ordinary income	3,227,930
Undistributed long-term capital gain	—
Other accumulated gain	(153)
Total distributable earnings	$1,055,486

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements – Continued
June 30, 2023

As of June 30, 2023, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable period ended June 30, 2023, the Fund does not plan to defer any qualified late year losses.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. For the year ended June 30, 2023, no such reclassifications were made between distributable earnings and paid-in capital.

The tax character of distributions paid for the year ended June 30, 2023 were as follows:

Ordinary Income*	Long-Term Capital Gain	Total
$683,472	$59,233	$742,705

The tax character of distributions paid for the year ended June 30, 2022 were as follows:

Ordinary Income*	Long-Term Capital Gain	Total
$303,736	$3,051	$306,787

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

5.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended June 30, 2023, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	63,563,455	52,400,378

6.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2023, Merrill Lynch Pierce Fenner & Smith for the benefit of their customers own 98.7% of the outstanding shares of the Fund.

HW OPPORTUNITIES MP FUND

Notes to the Financial Statements – Continued
June 30, 2023

7.  OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

8.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and there were no additional subsequent events to report that would have a material impact on the Fund’s financial statements and notes to the financial statements.

HW OPPORTUNITIES MP FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of HW Opportunities MP Fund and
Board of Trustees of Series Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of HW Opportunities MP Fund (the “Fund”), a series of Series Portfolios Trust, as of June 30, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the three periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2023, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2020.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
August 25, 2023

HW OPPORTUNITIES MP FUND

Expense Example
June 30, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

	Annualized Net	Beginning	Ending	Expenses Paid
	Expense Ratio	Account Value	Account Value	During Period(1)
	(6/30/2023)	(1/1/2023)	(6/30/2023)	(1/1/2023 to 06/30/2023)
Actual(2)	0.00%	$1,000.00	$1,118.80	$0.00
Hypothetical
(5% annual return before expenses)	0.00%	$1,000.00	$1,024.79	$0.00

(1)	Expense are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 181/365 to reflect its inception period.
(2)	Based on the actual returns for the period from January 1, 2023 through June 30, 2023, of 11.88%.

HW OPPORTUNITIES MP FUND

Additional Information (Unaudited)
June 30, 2023
TRUSTEES AND EXECUTIVE OFFICERS

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years

Independent Trustees of the Trust(1)

Koji Felton	Trustee	Indefinite	Retired	1	Independent
(born 1961)		Term;			Trustee, Listed
		Since			Funds Trust
		September			(52 portfolios)
		2015.			(Since 2019).

Debra McGinty-Poteet	Trustee	Indefinite	Retired.	1	Independent
(born 1956)		Term;			Trustee, F/m
		Since			Funds Trust
		September			(4 portfolios)
		2015.			(Since May
2015).

Daniel B. Willey	Trustee	Indefinite	Retired. Chief Compliance	1	None
(born 1955)		Term;	Officer, United Nations
		Since	Joint Staff Pension Fund
		September	(2009 – 2017).
2015.
Interested Trustee
Elaine E. Richards(3)	Chair,	Indefinite	Senior Vice President,	1	None
(born 1968)	Trustee	Term;	U.S. Bank Global Fund
		Since	Services (since 2007).
July
2021.

HW OPPORTUNITIES MP FUND

Additional Information (Unaudited) – Continued
June 30, 2023
Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years

Officers of the Trust

Ryan L. Roell	President	Indefinite	Vice President,	Not	Not
(born 1973)	and Principal	Term; Since	U.S. Bank Global Fund	Applicable	Applicable
	Executive	July 2019.	Services (since 2005).
Officer

Cullen O. Small	Vice	Indefinite	Vice President,	Not	Not
(born 1987)	President,	Term; Since	U.S. Bank Global Fund	Applicable	Applicable
	Treasurer	January 2019.	Services (since 2010).
and Principal
Financial
Officer

Donna Barrette	Vice	Indefinite	Senior Vice President and	Not	Not
(born 1966)	President,	Term; Since	Compliance Officer, U.S.	Applicable	Applicable
	Chief	November 2019.	Bank Global Fund
	Compliance		Services (since 2004).
Officer and
Anti-Money
Laundering
Officer

Adam W. Smith	Secretary	Indefinite	Vice President, U.S. Bank	Not	Not
(born 1981)		Term; Since	Global Fund Services	Applicable	Applicable
		June 2019.	(since 2012).

Richard E. Grange	Assistant	Indefinite	Officer, U.S. Bank	Not	Not
(born 1982)	Treasurer	Term; Since	Global Fund Services	Applicable	Applicable
		October 2022.	(since 2015).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined by the 1940 Act (“Independent Trustees”).
(2)
As of the date of June 30, 2023, the Trust was comprised of 17 portfolios (including the Fund) managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series within the Trust.

(3)
Ms. Richards, as a result of her employment with U.S. Bank Global Fund Services, which acts as transfer agent, administrator, and fund accountant to the Trust, is considered to be an “interested person” of the Trust, as defined by the 1940 Act.

HW OPPORTUNITIES MP FUND

Additional Information (Unaudited) – Continued
June 30, 2023

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-888-458-1963.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-458-1963. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-888-458-1963, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended June 30, 2023, certain dividends paid by the Fund may be reported as qualified dividend income (“QDI”) and may be eligible for taxation at capital gains rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 41.17%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended June 30, 2023 was 17.14%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue section 871 (k)(2)(c) was 38.76%.

HW OPPORTUNITIES MP FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker- dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Hotchkis & Wiley Capital Management, LLC
601 South Figueroa Street, 39th Floor
Los Angeles, CA 90017

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street NW
Washington, DC 20036

This report is for the information of shareholders of the HW Opportunities MP Fund, but may also be used as sales literature when preceded or accompanied by a current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File:  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past two fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant.  For the fiscal years ended June 30, 2023 and June 30, 2022, the Fund’s principal accountant was Cohen & Company, Ltd.  The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2023	FYE 6/30/2022
(a) Audit Fees	$17,500	$17,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$4,000	$4,000
(d) All Other Fees	$0	$0

(e)(1)The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2)The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2023	FYE 6/30/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two fiscal years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2023	FYE 6/30/2022
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h)
The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i)	Not applicable.

(j)   Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)                      /s/ Ryan L. Roell
Ryan L. Roell, President

Date   9/6/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Ryan L. Roell
Ryan L. Roell, President

Date   9/6/2023

By (Signature and Title)                      /s/ Cullen O. Small
Cullen O. Small, Treasurer

Date   9/6/2023